Expenses	12 Months Ended
Jun. 30, 2021
Expense By Nature [Abstract]
Expenses

Note 10. Expenses

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
(a) Administrative expenses
Employee benefits expenses:
Salaries and fees	1,794,840	1,424,237	1,441,522
Cash bonuses	479,501	193,588	295,626
Superannuation	188,543	141,019	155,218
Share-based payments expense	3,897,638	732,688	685,409
Total employee benefits expense	6,360,522	2,491,532	2,577,775

Other expenses:
Insurance	4,419,433	335,786	269,060
Investor relations costs	285,071	254,212	293,313
Audit and accounting	647,549	221,410	98,553
Travel expenses	1,459	44,521	59,994
Payroll tax	18,766	134,845	62,237
Legal fees	83,605	372,431	16,025
Advisory fees	393,843	416,082	—
Consultancy costs	367,070	—	—
Other expenses	714,328	334,262	286,057
Total other expenses	6,931,124	2,113,549	1,085,239

Depreciation of:
Equipment and furniture	15,012	14,581	14,194
Leasehold improvements	—	344	9,413
Right-of-use assets	91,656	81,611	—
Total depreciation expense	106,668	96,536	23,607

Loss on disposal of non-current assets	1,434	1,243	—

Total administrative expenses	13,399,748	4,702,860	3,686,621

(b) Occupancy expenses
Short term and low value lease expenses	—	1,539	56,582
Lease incidental costs	18,445	21,733	21,533
Total occupancy expense	18,445	23,272	78,115